SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 15,027	$ 12,036
Less accumulated depreciation	(9,196)	(6,105)
Property and equipment, net	5,831	5,931
Computer hardware, software and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	742	689
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	9,848	7,611
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	598	812
Internally developed software
Property, Plant and Equipment [Line Items]
Total property and equipment	1,739	854
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,100	$ 2,070